COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD
PARENT COMPANY INFORMATION

BROOKFIELD REINSURANCE LTD.

SCHEDULE I - COMBINED CONDENSED STATEMENT OF FINANCIAL POSITION

AS AT DEC. 31 US$ MILLIONS	2022	2021
Assets
Cash and cash equivalents . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$25
Investments in subsidiaries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,226	1,325
Due from related party . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45	—
Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,271	1,350

Liability
Accounts payable and accrued liabilities . . . . . . . . . . . . . . . . . . . .	2	1
Due to related party . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12	4
Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14	5
Redeemable junior preferred shares, par value $25 per share (100,460,280 shares outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,580	—
Equity
Share capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Class A exchangeable and Class B (9,594,989 class A exchangeable shares and 24,000 class B shares issued and outstanding; 10,877,989 class A exchangeable shares and 24,000 Class B shares issued and outstanding; par value $33.70 per share) . . . . . . . . . . . . . . . . . . . . . . . .	423	536
Class C (40,934,623 and 23,544,548 Class C shares issued and outstanding; par value $1 per share) . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,467	963
Accumulated surplus (deficit) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	311	(121)
Accumulated other comprehensive loss . . . . . . . . . . . . . . . . . . . . .	(524)	(33)
Total equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,677	1,345
Total liabilities and equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$4,271	$1,350

The accompanying notes to the combined condensed financial statements are an integral part of these financial statements.
PARENT COMPANY INFORMATION

BROOKFIELD REINSURANCE LTD.

SCHEDULE I – COMBINED CONDENSED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	2022	2021	2020
Income (loss) of equity method investment	$507	$(109)	$7
Operating expenses . . . . . . . . . . . . . . . . . . . . . . . . . .	$(8)	$(3)	$—
Net income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . .	$499	$(112)	$7

The accompanying notes to the combined condensed financial statements are an integral part of these financial statements.
PARENT COMPANY INFORMATION

BROOKFIELD REINSURANCE LTD.

SCHEDULE I – COMBINED CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	2022	2021	2020
Net income (loss)	$499	$(112)	$7
Other comprehensive (loss) income	$(446)	$53	$38
Comprehensive (loss) income	$53	$(59)	$45

The accompanying notes to the combined condensed financial statements are an integral part of these financial statements.
PARENT COMPANY INFORMATION

BROOKFIELD REINSURANCE LTD.

SCHEDULE I – COMBINED CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DEC. 31 US$ MILLION	2022	2021	2020
Operating activities
Net income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$499	$(112)	$7
Non-cash items affecting net income
Equity in undistributed earnings of subsidiaries .	(565)	41	(6)
Changes in non-cash balances related to operating activities
Changes in working capital . . . . . . . . . . . . . . . . .	32	5	—
Cash from operating activities . . . . . . . . . . . . . . .	(34)	(66)	1
Investing activities
Investments in shares of subsidiaries . . . . . . . . .	(2,894)	(1,407)	(14)
Cash used in investing activities . . . . . . . . . . . .	(2,894)	(1,407)	(14)
Financing activities
Issuance of common equity . . . . . . . . . . . . . . . . . . .	450	1,501	13
Issuance of preferred equity . . . . . . . . . . . . . . . . . . .	2,512	—	—
Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(59)	(3)	—
Cash from financing activities . . . . . . . . . . . . . . . .	2,903	1,498	13
Cash and cash equivalents
Cash and cash equivalents, beginning of year . .	25	—	—
Net change during the year . . . . . . . . . . . . . . . . . . . .	(25)	25	—
Cash and cash equivalents, end of year . . . . . . .	$—	$25	$—

The accompanying notes to the combined condensed financial statements are an integral part of these financial statements.
NOTES TO THE COMBINED CONDENSED FINANCIAL STATEMENTS
NOTE 1. BASIS OF PRESENTATION
Brookfield Reinsurance Ltd. (the “Parent Company”) is a holding company that conducts all of its business operations through its subsidiaries. The Parent Company holds a direct 100% ownership interest in BAM Re Holdings Ltd., which holds the Parent Company’s interest in its operating subsidiaries, Brookfield Annuity Company (“BAC”), North End Re Ltd. ("NER Ltd."), North End Re (Cayman) SPC (“NER SPC”) and American National Group, LLC ("American National").
The Parent Company is a Bermuda corporation incorporated on December 10, 2020 and governed by the laws of Bermuda. The Parent Company changed its name from Brookfield Asset Management Reinsurance Partners Ltd. to Brookfield Reinsurance Ltd. and changed its trading symbol from “BAMR” to “BNRE” with effect from December 14, 2022.
The Parent Company was established to become a reinsurance business focused on providing capital-based solutions to the insurance industry. Through its operating subsidiaries, the Parent Company offers a broad range of insurance products and services to individuals and institutions, including life insurance and annuities, health, and personal and commercial property and casualty insurance.
The Parent Company has accounted for the earnings of its subsidiaries under the equity method in these unconsolidated combined condensed financial statements.
The comparatives reflect the financial information of Brookfield Annuity Holdings Inc. (“BAH”), the predecessor of our Parent Company for financial reporting purposes, for the year ended December 31, 2020 and through June 2021.
No dividends have been received from any of our subsidiaries in the past three years.
NOTE 2. COMMITMENTS AND CONTINGENCIES
The Parent Company and its subsidiaries have bilateral revolving credit facilities backed by third-party financial institutions. The total available amount on the credit facilities is $500 million, and as at December 31, 2022, $356 million was drawn on the bilateral credit facilities. The Parent Company had no other material commitments or contingencies during the reported periods.
NOTE 3. SHARE CAPITAL
On May 25, 2022, the Parent Company issued 11,270,466 class C shares for $450 million to Brookfield.
During the year, Brookfield converted its holdings of 1,283,000 Brookfield Reinsurance class A exchangeable shares for $51 million into 6,119,609 class C shares.
NOTE 4. PREFERRED SHARES
On May 25, 2022, the Parent Company issued 98,351,547 Class A Junior Preferred Shares, Series 1, for proceeds of $2.5 billion to Brookfield Corporation ("Brookfield"), formerly Brookfield Asset Management Inc.. On December 9, 2022, the Parent Company issued 2,108,733 Class A Junior Preferred Shares, Series 2 to Brookfield, for $53 million. The Class A Junior Preferred Shares are entitled to receive dividends at an annual fixed cumulative preferential cash distribution of $1.125 per share, to the extent not paid, the distributions remain accumulated, compounding distributions at a fixed rate of 4.5% per annum. At December 31,2022, there were $68 million of accrued dividends (December 31,2021 – Nil).